Related Party Transactions (Details) - Schedule of due from related parties	12 Months Ended
Dec. 31, 2020
Beijing Taiying Anrui Holding Co., Ltd. (“Beijing Taiying”) [Member]
Related Party Transaction [Line Items]
Nature of relationship of related parties	Sole Shareholder
Guangxi Shenggu Human Resource Management Co., Ltd. (“GSHR”) [Member]
Related Party Transaction [Line Items]
Nature of relationship of related parties	Controlled by Gary Wang
Beijing Jiate Information Technology Co., Ltd. (“Jiate”) [Member]
Related Party Transaction [Line Items]
Nature of relationship of related parties	Noncontrolling shareholder of HTCC prior to November 8, 2020
Jiangsu Sound Valley Human Resource Management Co., Ltd. (“JSVH”) [Member]
Related Party Transaction [Line Items]
Nature of relationship of related parties	Controlled by Gary Wang
Beijing Shenggu Education Investment Co., Ltd. (“BSEI”) [Member]
Related Party Transaction [Line Items]
Nature of relationship of related parties	Controlled by Gary Wang
Shenzhen Shenggu Human Resources Management Co., Ltd. (“SSHR”) [Member]
Related Party Transaction [Line Items]
Nature of relationship of related parties	Controlled by Gary Wang
Tai’an Taiying Wealth and Equity Investment and Management Co., Ltd. (“TWIC”) [Member]
Related Party Transaction [Line Items]
Nature of relationship of related parties	David Wang being the legal person of TWIC